PROSPECTUS SUPPLEMENT
                                 August 8, 2003*

IDS Life of New York Variable Universal Life Insurance IV/
   IDS Life of New York Variable Universal Life Insurance IV - Estate Series (May 1, 2003) S-6419 C (5/03)

IDS Life of New York Succession Select(SM) Life Insurance (May 1, 2003) S-6203 C (5/03)

The charge for express mail and wire transfers under the Transaction Fees section has been revised as follows:

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CHARGE                      WHEN CHARGE IS DEDUCTED    AMOUNT DEDUCTED
--------------------------- -------------------------- ------------------------
Fees for express mail and   When we pay policy         o   $25 - United States
wire transfers of loan      proceeds by express mail   o   $35 - International
payments and surrenders     or wire transfer.
--------------------------- -------------------------- ------------------------

S-6419-2 A (8/03)

* Valid until next prospectus update.
Destroy May 1, 2004.